OPERATING LEASES AND COMMITMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease liability	$ 147,036
Future payment amount	$ 151,805
Average remaining years	1 year 4 months 24 days
January 1,2020 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease liability	$ 144,000
January 1, 2019 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Immaterial cumulative adjustment	$ 11,667
Discount rate description	From 6.89% to 7.10%.
Operating lease assets	$ 393,000
Operating lease liabilities	$ 405,000